Warrants (Tables)	3 Months Ended
Mar. 31, 2022
Warrants [Abstract]
Schedule of Warrants Outstanding

		Exercise Price
Warrant Type	Shares	per Share
Public	18,466,604	$11.50
Private	7,386,667	$11.50